United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Equity Advantage Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—97.2%
		CONSUMER DISCRETIONARY—28.9%
		Auto Components—6.5%
3,885	[1]	American Axle & Manufacturing Holdings, Inc.	$66,161
3,635		Goodyear Tire & Rubber Co.	117,447
395		Lear Corp.	69,781
		TOTAL	253,389
		Hotels Restaurants & Leisure—6.2%
1,160		Aramark	49,579
3,420	[1]	Eldorado Resorts, Inc.	113,373
2,582	[1]	Penn National Gaming, Inc.	80,894
		TOTAL	243,846
		Household Durables—2.8%
3,570		Newell Brands, Inc.	110,313
		Media—7.9%
3,085	[1]	Altice USA, Inc.	65,495
5,570	[1]	Gray Television, Inc.	93,297
2,375		Sinclair Broadcast Group, Inc.	89,894
33,735	[1]	Urban One, Inc.	59,036
		TOTAL	307,722
		Specialty Retail—2.7%
7,575	[1]	Party City Holdco, Inc.	105,671
		Textiles Apparel & Luxury Goods—2.8%
5,265		Hanesbrands, Inc.	110,091
		TOTAL CONSUMER DISCRETIONARY	1,131,032
		CONSUMER STAPLES—5.8%
		Food & Staples Retailing—3.1%
3,842	[1]	US Foods Holding Corp.	122,675
		Food Products—2.7%
1,320	[1]	Post Holdings, Inc.	104,584
		TOTAL CONSUMER STAPLES	227,259
		ENERGY—5.0%
		Oil Gas & Consumable Fuels—5.0%
2,385	[1]	RSP Permian, Inc.	97,022
6,960	[1]	WPX Energy, Inc.	97,927
		TOTAL	194,949
		TOTAL ENERGY	194,949
		FINANCIALS—1.7%
		Consumer Finance—1.7%
2,340		Ally Financial, Inc.	68,234
		HEALTH CARE—3.2%
		Health Care Providers & Services—0.9%
2,410	[1]	Tenet Healthcare Corp.	36,536
		Pharmaceuticals—2.3%
970	[1]	Mallinckrodt PLC	21,883
1,530	[1]	Prestige Brands Holdings, Inc.	67,947
		TOTAL	89,830
		TOTAL HEALTH CARE	126,366

Shares			Value
		COMMON STOCKS—continued
		INDUSTRIALS—10.1%
		Building Products—2.5%
2,531	[1]	USG Corp.	$97,595
		Commercial Services & Supplies—2.7%
1,395		Multi-Color Corp.	104,416
		Road & Rail—2.6%
2,345	[1]	Avis Budget Group, Inc.	102,899
		Trading Companies & Distributors—2.3%
2,295	[1]	HD Supply, Inc.	91,869
		TOTAL INDUSTRIALS	396,779
		INFORMATION TECHNOLOGY—15.7%
		Communications Equipment—2.5%
2,603	[1]	CommScope Holdings Co., Inc.	98,472
		Electronic Equipment Instruments & Components—6.7%
1,405	[1]	Anixter International, Inc.	106,780
1,383		CDW Corp.	96,105
3,865	[1]	TTM Technologies	60,564
		TOTAL	263,449
		Semiconductors & Semiconductor Equipment—2.9%
2,201	[1]	Microsemi Corp.	113,682
		Technology Hardware Storage & Peripherals—3.6%
3,475		Diebold Nixdorf, Inc.	56,816
2,483	[1]	NCR Corp.	84,397
		TOTAL	141,213
		TOTAL INFORMATION TECHNOLOGY	616,816
		MATERIALS—23.8%
		Chemicals—2.7%
3,210	[1]	Axalta Coating Systems Ltd.	103,875
		Containers & Packaging—16.4%
5,690		Ardagh Group SA	120,059
1,710	[1]	Berry Global Group, Inc.	100,326
7,732		Graphic Packaging Holding Co.	119,459
4,867	[1]	Owens-Illinois, Inc.	107,901
1,635		Sealed Air Corp.	80,606
1,829		WestRock Co.	115,611
		TOTAL	643,962
		Metals & Mining—2.1%
3,180		Teck Resources Ltd.	83,221
		Paper & Forest Products—2.6%
2,220	[1]	Clearwater Paper Corp.	100,788
		TOTAL MATERIALS	931,846
		UTILITIES—3.0%
		Gas Utilities—3.0%
4,777		Suburban Propane Partners LP	115,699
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,241,984)	3,808,980

Shares			Value
		INVESTMENT COMPANY—0.5%
19,507	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[3] (AT NET ASSET VALUE)	$19,505
		TOTAL INVESTMENT IN SECURITIES—97.7% (IDENTIFIED COST $3,261,489)	3,828,485
		OTHER ASSETS AND LIABILITIES - NET—2.3%[4]	88,942
		TOTAL NET ASSETS—100%	$3,917,427
1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2017	34,643
Purchases/Additions	488,497
Sales/Reductions	(503,633)
Balance of Shares Held 12/31/2017	19,507
Value	$19,505
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(4)
Dividend Income	$35
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At December 31, 2017, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018